Critical Accounting Judgements and Key Sources of Estimation Uncertainty (Tables)	12 Months Ended
Dec. 31, 2024
Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
Schedule of Fair Value Measurements Assets Measured at Fair Value on a Recurring Basis

The following table summarize the Company’s fair value measurements by level at December 31, 2024 for the assets measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Financial liabilities
Other financial liability	-	-	173,551	173,551